As filed with the Securities and Exchange Commission on August 23, 2024

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 51	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 56	[X]

(Check appropriate box or boxes.)

IDX FUNDS

(Exact Name of Registrant as Specified in Charter)

9311 E Via De Ventura, Suite 105

Scottsdale, AZ 85258

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (216) 329-4271

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On August 30, 2024 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the IDX Funds filed with the Commission on June 25, 2024 (Accession Number 0001398344-24-011906) (the “Registration Statement”) until August 30, 2024. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 50 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beachwood, and State of Ohio, on August 23, 2024.

IDX Funds

By:	/s/ Christopher MacLaren
Christopher MacLaren, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	August 23, 2024
	Kelley J. Brennan, Trustee	Date
	*	August 23, 2024
	Nicholas Carmi, Trustee	Date
	*	August 23, 2024
	Tobias Caldwell, Trustee	Date

	/s/ Christopher MacLaren	August 23, 2024
	Christopher MacLaren, President	Date
	/s/ Gordon M. Jones	August 23, 2024
	Gordon M. Jones, Treasurer	Date
* By:	/s/ Christopher MacLaren	August 23, 2024
	Christopher MacLaren, Attorney-in-Fact	Date